Income tax expense attributable to continuing operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expense attributable to continuing operations
Current	$ 915	$ 2,256	$ 1,960
Deferred	1,950	(340)	(1,216)
Total provision for income taxes	$ 2,865	$ 1,916	$ 745